Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Schedule of Recognized Share-based Payment Expenses

The total expenses arising from share-based payment transactions recognized during the period as part of staff costs were as follows:

	Year ended December 31,
in USD ‘000	2017	2016	2015
Employee 2013 EIP	5,497	2,237	890
Employee 2017 EIP	3,359	—	—
Anti-dilution provisions	—	—	2,378
Total share-based compensation	8,856	2,237	3,268

Schedule of Vesting of Shares

The Group has no present obligation to repurchase or settle the shares in cash.

	2017	2016	2015
Number of shares issued under the 2013 EIP	454,548	264,524	182,429
Average grant date fair value (in USD)	—	11.37	2.48
Expense arising from the 2013 EIP (in USD ’000)	5,497	2,237	890

Movements in Number of Stock-options Outstanding Under 2017 EIP	Movements in the number of stock-options outstanding under the 2017 EIP were as follows:
2017
At January 1,	—
Granted	1,866,740
Forfeited	—
Exercised	—
At December 31,	1,866,740

Range of Exercise Prices and Expiry Dates Outstanding Stock-options

The outstanding stock-options have the following range of exercise prices and expiration dates:

Range of exercise prices	Expiration date 2020
USD 15.00 to USD 17.99	136,500
USD 12.00 to USD 14.99	31,950
USD 9.00 to USD 11.99	1,173,290
USD 6.00 to USD 8.99	525,000
Total outstanding options	1,866,740

Significant Inputs to Model to Determine Weighted Average Fair Value of Stock-options Granted

The weighted average fair value of the stock-options granted during the year ended December 31, 2017, determined using a Black-Scholes model was USD 6.98. The significant inputs to the model were:

2017
Weighted average share price at grant date	USD 9.19
Weighted average strike price	USD 9.19
Weighted average 10-year volatility	58%
Dividend yield	0%
Weighted average 10-year risk free rate	2.35%